Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in the OPM and CSE models	A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	June 30, 2022			December 31, 2021
	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout
Unit price	$5.06	$5.06	$5.06	$9.75	$9.75	$9.75
Term (in years)	4.37	1.36	1.75	4.87	1.87	2.87
Volatility	37.40%	45.00%	45.00%	12.80%	35.00%	35.00%
Risk-free rate	2.98%	2.95%	2.95%	1.24%	0.94%	0.94%
Dividend yield	—	—	—	—	—	—
Cost of equity	—	14.00%	14.00%	—	11.14%	11.14%
A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	December 31, 2021			November 12, 2021 (Initial Measurement)
	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout
Unit price	$9.75	$9.75	$9.75	$10.98	$10.98	$10.98
Term (in years)	4.87	1.87	2.87	5.00	2.00	3.00
Volatility	12.80%	35.00%	35.00%	19.00%	35.00%	35.00%
Risk-free rate	1.24%	0.94%	0.94%	1.24%	0.85%	0.85%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cost of equity	—	11.14%	11.14%	—	10.80%	10.80%
The assumptions used in the OPM and CSE models are provided in the following tables:

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value (in thousands)	$82,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value (in thousands)	$82,000
Value per common stock equivalent	$562.06